UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 94.1%
Australia - 4.6%
309,860	AMP LTD	$1,571,732
103,900	Origin Energy	1,277,217
100,505	Sims Metal Management LTD - ADR	990,979
48,335	WorleyParsons LTD	1,190,639
		5,030,567
Belgium - 1.5%
28,865	Umicore SA	1,598,351
		1,598,351
Brazil - 1.1%
59,405	Tim Participacoes SA - ADR	1,177,407
		1,177,407
China - 1.2%
465,840	Tingyi Holding Corporation	1,310,625
		1,310,625
Finland - 1.6%
52,395	Sampo Group	1,696,856
		1,696,856
France - 7.6%
22,421	Air Liquide SA	2,832,633
124,965	AXA SA	2,243,857
23,195	Casino Guichard Perrachon SA	2,221,687
15,240	Danone SA	1,007,206
		8,305,383
Germany - 6.7%
20,020	adidas AG	1,786,779
19,215	Henkel AG and Company KGaA	1,318,753
28,030	K&S AG	1,301,825
27,920	SAP AG - ADR	2,244,210
6,670	Vossloh AG	657,201
		7,308,768
Hong Kong - 2.7%
138,000	Hang Seng Bank LTD	2,130,300
111,000	Television Broadcast LTD	834,585
		2,964,885
Indonesia - 0.5%
739,500	PT Bank Rakyat Indonesia (Persero) Tbk	536,325
		536,325
Israel - 1.7%
38,545	Check Point Software Technologies LTD *	1,836,284
		1,836,284
Japan - 14.8%
8,890	FANUC LTD	1,653,981
57,845	Honda Motor Company LTD - ADR	2,136,794
57,800	Kao Corporation	1,506,126
4,200	Keyence Corporation	1,164,764
50,280	Kubota Corporation - ADR	2,897,134
67,000	Mitsui Fudosan Company	1,639,026
198,000	Rakuten, Inc.	1,544,094
33,460	SYSMEX Corporation	1,540,794
34,460	TERUMO Corporation	1,368,404
122,400	Toray Industries, Inc.	751,906
		16,203,023
Luxembourg - 1.7%
78,775	Subsea 7 SA	1,893,145
		1,893,145
Mexico - 0.7%
115,700	Grupo Financiero Banorte SAB de CV	747,119
		747,119
Netherlands - 4.5%
20,123	ASML Holding NV - ADR	1,296,122
43,325	Koninklijke Philips Electronics NV - ADR	1,149,846
65,910	Unilever NV - ADR	2,524,353
		4,970,321
Norway - 2.1%
92,050	Statoil ASA - ADR	2,304,932
		2,304,932

Portugal - 0.9%
178,150	EDP Renovaveis SA *	944,813
		944,813
Republic of Korea - 1.1%
5,595	Hyundai Motor Company	1,153,377
		1,153,377
Singapore - 3.8%
354,500	CapitaLand LTD	1,091,191
2,603,100	Golden Agri-Resources LTD	1,400,860
605,045	Singapore Telecommunications LTD	1,646,345
		4,138,396
South Africa - 2.1%
19,910	Naspers	1,286,004
73,085	Standard Bank Group LTD	1,030,861
		2,316,865
Sweden - 1.4%
62,350	Atlas Copco AB	1,530,474
		1,530,474
Switzerland - 10.5%
93,275	ABB LTD - ADR	1,939,187
52,460	Julius Baer Gruppe AG	1,867,724
9,230	Kuehne & Nagel International	1,112,761
44,506	Novartis AG - ADR	2,817,230
73,810	Roche Holding LTD - ADR	3,727,405
		11,464,307
Taiwan - 1.1%
70,750	Taiwan Semiconductor Manufacturing Company LTD - ADR	1,214,070
		1,214,070
Thailand - 1.3%
219,700	Kasikornbank PLC	1,398,064
		1,398,064
United Kingdom - 19.0%
536,675	Barclays PLC	2,331,317
112,905	BG Group	1,883,243
86,655	GlaxoSmithKline PLC	1,886,688
35,545	HSBC Holdings PLC - ADR	1,886,373
42,290	Johnson Matthey	1,661,291
73,140	Pearson PLC - ADR	1,429,156
31,145	Smith & Nephew PLC - ADR	1,725,433
32,958	Spirax-Sarco Engineering PLC	1,234,070
75,425	SSE PLC	1,754,705
81,985	Standard Chartered Bank PLC	2,121,761
114,575	Vodafone Group PLC - ADR	2,886,144
		20,800,181
TOTAL COMMON STOCKS (Cost $95,121,736)		102,844,538

PREFERRED STOCKS - 2.5%
Brazil - 0.8%
77,446	Companhia Energetica de Minas Gerais - ADR	841,064
		841,064
Germany - 1.7%
22,185	Henkel AG and Company KGaA	1,825,193
		1,825,193
TOTAL PREFERRED STOCKS (Cost $2,806,766)		2,666,257

MONEY MARKET FUNDS - 7.1%
7,810,911	Fidelity Money Market Portfolio, 0.01% (1)	7,810,911
TOTAL MONEY MARKET FUNDS (Cost $7,810,911)		7,810,911

TOTAL INVESTMENTS - 103.7% (Cost $105,739,410)		113,321,706
Liabilities in Excess of Other Assets - (3.7)%		(4,006,975)
NET ASSETS - 100.0%		$109,314,731

*	Non-Income Producing
(1)	Annualized seven-day yield as of December 31, 2012.
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments		$105,994,067
Gross unrealized appreciation		10,086,386
Gross unrealized depreciation		(2,758,747)
Net unrealized depreciation		$7,327,639

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$37,771,241	$65,073,297	$-	$102,844,538
Preferred Stocks*	-	2,666,257	-	2,666,257
Short-Term Investments	7,810,911	-	-	7,810,911
Total Investments in Securities	$45,582,152	$67,739,554	$-	$113,321,706

*See Schedule of Investments for the investments detail by country

Boston Common U.S. Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 10.2%
1,130	Home Depot, Inc.	$69,891
2,195	Lowes Companies, Inc.	77,966
685	Nike, Inc.	35,346
1,125	Nordstrom, Inc.	60,188
163	priceline.com, Inc. *	101,256
1,625	Time Warner Cable, Inc.	157,933
355	VF Corporation	53,594
2,430	Walt Disney Company	120,990
		677,164
Consumer Staples - 9.2%
705	Colgate Palmolive Company	73,701
670	Costco Wholessalers Corporation	66,176
770	Kraft Foods Group, Inc. *	35,012
1,020	McCormick & Company, Inc.	64,801
1,730	Pepsico, Inc.	118,384
2,885	Procter & Gamble Company	195,862
1,720	Sysco Corporation	54,455
		608,391
Energy - 9.1%
1,260	Apache Corporation	98,910
6,315	BG Group PLC - ADR	105,524
580	EOG Resources, Inc.	70,058
1,690	National Oilwell Varco, Inc.	115,512
3,210	Spectra Energy Corporation	87,890
5,085	Statoil ASA - ADR	127,328
		605,222
Financials - 13.3%
1,375	Aflac, Inc.	73,040
1,175	Aon PLC	65,330
2,085	BB&T Corporation	60,694
3,215	East West Bancorp, Inc.	69,090
1,915	First Republic Bank	62,774
865	Franklin Resources, Inc.	108,730
5,015	JP Morgan Chase & Company	220,510
2,185	Metlife, Inc.	71,974
3,330	Morgan Stanley	63,670
1,425	PNC Financial Services Group, Inc.	83,092
		878,904
Health Care - 15.6%
1,000	Baxter International, Inc.	66,660
1,025	Bristol Myers Squibb Company	33,405
1,960	Express Scripts Holding Company *	105,840
1,720	Gilead Sciences, Inc. *	126,334
2,235	Johnson & Johnson	156,673
2,545	Merck & Company, Inc.	104,191
1,565	Novartis AG - ADR	99,065
250	Novo Nordisk AS - ADR	40,803
2,770	Roche Holding LTD - ADR	139,884
780	Waters Corporation *	67,954
1,420	Zimmer Holdings, Inc.	94,657
		1,035,466
Industrials - 9.9%
1,165	3M Company	108,170
835	CH Robinson Worldwide, Inc.	52,789
625	Cummins, Inc.	67,719
935	Deere & Company	80,802
1,360	Emerson Electric Company	72,026
2,315	Mondelez International, Inc.	58,963
880	Parker Hannifin Corporation	74,853
680	W.W. Grainger, Inc.	137,612
		652,934
Information Technology - 22.1%
2,725	Altera Corporation	93,849

635	Apple, Inc.	338,474
1,995	Check Point Software Technologies LTD *	95,042
830	Cognizant Technology Solutions - Class A *	61,462
1,705	Cree, Inc. *	57,936
2,525	EMC Corporation *	63,883
271	Google, Inc. *	192,239
6,215	Microsoft Corporation	166,126
4,700	Oracle Corporpation	156,604
2,215	Qualcomm, Inc.	137,374
625	Visa, Inc.	94,737
		1,457,726
Materials - 4.6%
1,100	AptarGroup, Inc.	52,492
1,030	Praxair, Inc.	112,734
850	SPDR Gold Trust Gold Shares *	137,708
		302,934
Telecommunication Services - 2.6%
2,445	AT&T, Inc.	82,421
3,615	Vodafone Group PLC - ADR	91,062
		173,483
Utilities - 1.2%
2,025	WGL Holdings, Inc.	79,360
		79,360
TOTAL COMMON STOCKS (Cost $6,314,323)		6,471,584

TOTAL INVESTMENTS - 97.8% (Cost $6,314,323)		6,471,584
Other Assets in Excess of Liabilities - 2.2%		147,533
NET ASSETS - 100.0%		$6,619,117

*	Non-Income Producing
ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$6,317,888
Gross unrealized appreciation	237,426
Gross unrealized depreciation	(83,730)
Net unrealized depreciation	$153,696

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$6,471,584	$-	$-	$6,471,584
Total Investments in Securities	$6,471,584	$-	$-	$6,471,584

*See Schedule of Investments for the investments detail by industry

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title
                   Eric W. Falkeis, President

Date             2/15/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                  Eric W. Falkeis, President

Date             2/15/2013

By (Signature and Title)*
Patrick J. Rudnick, Treasurer

Date             2/15/2013

* Print the name and title of each signing officer under his or her signature.